Segment information - Segmented Statement of Profit or Loss (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenue and other operating income	R$ 13,257,454	R$ 12,055,003	R$ 9,588,945
Cost of sales	(3,389,127)	(2,982,758)	(2,669,752)
Administrative expenses	(1,130,499)	(1,188,869)	(1,121,357)
Selling expense	(2,105,475)	(1,698,275)	(1,511,241)
Finance costs	(3,693,606)	(3,999,465)	(3,514,739)
Other operating income (expense)	(398,726)	(241,213)	(302,501)
Total expenses	(14,275,482)	(10,080,006)	(9,972,646)
Share of profit (loss) of associates accounted for using equity method	399	(4,179)	(3,589)
Profit (loss) before tax	(1,017,629)	1,970,818	(387,290)
Tax income (expense)	(489,421)	(370,398)	(139,106)
Profit (loss)	(1,507,050)	1,600,420	(526,396)
Financial Services [Member]
Disclosure of operating segments [line items]
Revenue and other operating income	11,689,278	10,495,422	8,083,548
Cost of sales	(2,721,356)	(2,309,021)	(1,987,522)
Administrative expenses	(710,917)	(729,204)	(640,772)
Selling expense	(1,763,161)	(1,373,202)	(1,245,266)
Finance costs	(3,640,533)	(3,902,800)	(3,426,148)
Other operating income (expense)	(340,863)	(383,150)	(296,785)
Total expenses	(9,176,830)	(8,697,377)	(7,596,493)
Share of profit (loss) of associates accounted for using equity method	0	(4,608)	(409)
Profit (loss) before tax	2,512,448	1,793,437	486,646
Tax income (expense)	(492,474)	(356,803)	(124,857)
Profit (loss)	2,019,974	1,436,634	361,789
Software [Member]
Disclosure of operating segments [line items]
Revenue and other operating income	1,562,682	1,492,206	1,419,841
Cost of sales	(667,755)	(670,878)	(670,154)
Administrative expenses	(280,598)	(290,494)	(314,267)
Selling expense	(341,160)	(304,448)	(245,071)
Finance costs	(35,300)	(50,383)	(56,176)
Other operating income (expense)	(21,301)	(25,652)	(18,267)
Total expenses	(1,346,114)	(1,341,855)	(1,303,935)
Share of profit (loss) of associates accounted for using equity method	(80)	446	(1,355)
Profit (loss) before tax	216,488	150,797	114,551
Tax income (expense)	(38,154)	(36,953)	(49,811)
Profit (loss)	178,334	113,844	64,740
Non allocated [Member]
Disclosure of operating segments [line items]
Revenue and other operating income	5,494	67,375	85,555
Cost of sales	(16)	(2,859)	(12,076)
Administrative expenses	(2,561)	(32,676)	(39,666)
Selling expense	(1,154)	(20,626)	(20,903)
Finance costs	(74)	(930)	(1,067)
Other operating income (expense)	0	(481)	(24,659)
Total expenses	(3,805)	(57,572)	(98,371)
Share of profit (loss) of associates accounted for using equity method	479	(17)	(1,825)
Profit (loss) before tax	2,168	9,786	(14,641)
Tax income (expense)	(428)	(2,768)	(1,352)
Profit (loss)	R$ 1,740	R$ 7,018	R$ (15,993)